Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Other Ownership Interests [Table Text Block]
Following is a summary of the Company’s ownership interest by property, for investments we report under the equity method of accounting at December 31, 2013 and 2012.

Property	Joint Venture Interest	Managing Member LLC Interest	Indirect Equity Interest in Property
Augusta	50.00%	50.00%	25.00%

Schedule Of Condensed Financial Statements [Table Text Block]
Summary financial information for Augusta Balance Sheets as of December 31, 2013 and 2012 and Operating Statements for the years ended December 31, 2013 and 2012, is as follows:

	December 31, 2013	December 31, 2012
Balance Sheet:
Real estate, net of depreciation	$22,188,399	$22,873,918
Other assets	394,866	341,334
Total assets	$22,583,265	$23,215,252

Mortgage payable	$17,600,839	$17,896,524
Other liabilities	139,465	155,151
Total liabilities	$17,740,304	$18,051,675
Stockholders’ equity	4,842,961	5,163,577
Total liabilities and stockholders’ equity	$22,583,265	$23,215,252

	For the Years Ended December 31,
	2013	2012
Operating Statements:
Rental revenues	$2,670,382	$2,662,547
Operating expenses	(980,362)	(1,014,131)
Income before debt service, acquisition costs, and depreciation and amortization	1,690,020	1,648,416
Mortgage interest	(763,363)	(774,973)
Acquisition costs	-	-
Depreciation and amortization	(792,069)	(781,965)
Net income (loss)	134,588	91,478
Net (income) loss attributable to JV partners	(109,900)	(72,336)
	24,688	19,142
Amortization of deferred financing costs paid on behalf of joint ventures	(1,284)	(1,284)
Equity in earnings (loss) of unconsolidated joint ventures	$23,404	$17,858